Trade receivables and other current assets - Additional Information (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	€ 2,236	€ 2,981
Current advances to suppliers	1,400	€ 2,600
Third party services
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	700
Clinical products
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	200
MD Anderson Cancer Center, NBTXR3
Disclosure of Trade Receivables and Other Current Assets
Prepaid expenses	1,400		€ 1,500
ICON Plc
Disclosure of Trade Receivables and Other Current Assets
Current advances to suppliers	800
Imaging EndPoints
Disclosure of Trade Receivables and Other Current Assets
Current advances to suppliers	€ 500